DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Fair Values of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and receivables
Trade receivables	$ (3,590)	$ (3,171)	$ (2,812)	$ (2,205)
Cash and cash equivalents	(23,564)	(77,109)	(101,953)	$ (9,102)
Short-term investments	34,043
Finance lease receivable	(1,185)	(1,330)
Total maximum credit exposure	(76,034)	(96,779)
Liabilities at amortised cost
Exchangeable notes	92,955	92,232	$ 91,514
Finance lease payable	886	1,005
Provisions	50	75
Net Deferred Consideration Payable ('Fiomi')
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	(360)
Exchangeable note equity conversion option	440	3,970
Exchangeable note bond put option	1,790	290
Level 1 [Member]
Loans and receivables
Trade receivables	17,242	18,340
Cash and cash equivalents	23,564	77,109
Short-term investments	34,043
Finance lease receivable	1,185	1,330
Total maximum credit exposure	76,034	96,779
Liabilities at amortised cost
Exchangeable notes
Finance lease payable	(886)	(1,005)
Trade and other payables (excluding deferred income)	(20,237)	(24,533)
Provisions	(50)	(75)
Total Liabilities at amortised cost	(21,173)	(25,613)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option
Exchangeable note equity conversion option
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)
Total fair value of financial assets liabilities	(54,861)	71,166
Level 2 [Member]
Loans and receivables
Trade receivables
Cash and cash equivalents
Short-term investments
Finance lease receivable
Total maximum credit exposure
Liabilities at amortised cost
Exchangeable notes	(92,955)	(92,232)
Finance lease payable
Trade and other payables (excluding deferred income)
Provisions	(92,955)
Total Liabilities at amortised cost		(92,232)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	(360)
Exchangeable note equity conversion option	(440)	(3,970)
Exchangeable note bond put option	(1,790)	(290)
Total fair value through profit and loss (FVPL)	(1,870)	(4,260)
Total fair value of financial assets liabilities	(94,825)	(96,492)
Carrying Amount [Member]
Loans and receivables
Trade receivables	17,242	18,340
Cash and cash equivalents	23,564	77,109
Short-term investments	34,043
Finance lease receivable	1,185	1,330
Total maximum credit exposure	76,034	96,779
Liabilities at amortised cost
Exchangeable notes	(92,955)	(92,232)
Finance lease payable	(886)	(1,005)
Trade and other payables (excluding deferred income)	(20,237)	(24,533)
Provisions	(50)	(75)
Total Liabilities at amortised cost	(114,128)	(117,845)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	360
Exchangeable note equity conversion option	(440)	(3,970)
Exchangeable note bond put option	(1,790)	(290)
Total fair value through profit and loss (FVPL)	(1,870)	(4,260)
Total fair value of financial assets liabilities	(39,964)	(25,326)
Fair Value [Member]
Loans and receivables
Trade receivables	17,242	18,340
Cash and cash equivalents	23,564	77,109
Short-term investments	34,043
Finance lease receivable	1,185	1,330
Total maximum credit exposure	76,034	96,779
Liabilities at amortised cost
Exchangeable notes	(92,955)	(92,232)
Finance lease payable	(886)	(1,005)
Trade and other payables (excluding deferred income)	(20,237)	(24,533)
Provisions	(50)	(75)
Total Liabilities at amortised cost	(114,128)	(117,845)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	360
Exchangeable note equity conversion option	(440)	(3,970)
Exchangeable note bond put option	(1,790)	(290)
Total fair value through profit and loss (FVPL)	(1,870)	(4,260)
Total fair value of financial assets liabilities	$ (39,964)	$ (25,326)